Notes Payable and Lines of Credit - Conversion of Indebtedness into Shares of Common Stock (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
Debt Conversion [Line Items]
Converted Amount	$ 9,634,300
Common Shares	963,430
December 2011 Financing Transaction
Debt Conversion [Line Items]
Converted Amount	4,500,000
Common Shares	450,000
2012 Convertible Debt Financing Transaction
Debt Conversion [Line Items]
Converted Amount	3,000,000
Common Shares	300,000
December 2012 Bridge Financing Transaction
Debt Conversion [Line Items]
Converted Amount	1,000,000
Common Shares	100,000
Business Lines of Credit (DAM)
Debt Conversion [Line Items]
Converted Amount	1,000,000
Common Shares	100,000
Other Notes Payable and accrued interest
Debt Conversion [Line Items]
Converted Amount	$ 134,300
Common Shares	13,430